Other reserves - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statutory reserve
Other reserves
Appropriations general reserve	¥ (292,436)	¥ 47,147	¥ 30,777